17. DISCONTINUED OPERATIONS: Schedule of Loss attributable to Discontinued Operations (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Discontinued Operations - Sales		$ 0	$ 129,776	$ 812,666
Discontinued Operations - Marketing, promotional activities		0	(27,842)	(317,929)
Discontinued Operations - Net Revenue		0	101,934	494,737
Discontinued Operations - Cost of Sales		0	33,481	172,136
Discontinued Operations - Gross profit (loss)		0	68,453	322,601
Expenses
Discontinued Operations - Amortization		0	6,301	9,266
Discontinued Operations - Product registration and development		0	5,458	251,508
Discontinued Operations - General and administrative		0	0	40,967
Discontinued Operations - Selling and marketing		0	121,405	472,496
Discontinued Operations - Expenses		0	133,164	774,237
Other income (expense)
Discontinued Operations - Write-down of inventories		0	(109,941)	(227,025)
Discontinued Operations - Write-down of equipment		0	(14,704)	0
Loss from discontinued operations	[1]	$ 0	$ (189,356)	$ (678,661)

[1]	Note 17.